Dividends - Summary of Franking Credits (Detail) - BHP Group Limited [member] - USD ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of dividends [line items]
Franking credits	$ 7,007	$ 14,302	$ 10,980
Franking credits arising from the payment of current tax	2,043	1,799	471
Total franking credits available	$ 9,050	$ 16,101	$ 11,451